Average Annual Total Returns - FidelityWomensLeadershipFund-RetailPRO - FidelityWomensLeadershipFund-RetailPRO - Fidelity Women's Leadership Fund	Jun. 29, 2024
Fidelity Women's Leadership Fund | Return Before Taxes
Average Annual Return:
Past 1 year	21.12%
Since Inception	10.46%	[1]
Fidelity Women's Leadership Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	20.95%
Since Inception	10.19%	[1]
Fidelity Women's Leadership Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	12.62%
Since Inception	8.25%	[1]
RS003
Average Annual Return:
Past 1 year	25.96%
Since Inception	12.33%
IXYIK
Average Annual Return:
Past 1 year	18.79%
Since Inception	8.98%

[1]	A From May 1, 2019 .